Revisions to Prior Period Financial Statements	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Revisions to Prior Period Financial Statements
Revisions to Prior Period Financial Statements

The Company has revised its previously reported consolidated financial statements for the years ended December 31, 2011 and 2010, presented herein, including the opening stockholders’ equity balance, in order to correct certain previously reported amounts. The Company determined that the effects of the corrections in each of the periods in which the related misstatements originated, as further described below, were not material. The Company has concluded that the amounts, if only corrected in 2012, would have been material to the consolidated financial statements for the year ended December 31, 2012.

During the fourth quarter of 2012, the Company determined that its historical approach to calculating deferred revenue was not in accordance with ASC Topic 605, Revenue Recognition, and revised its calculation. As a result, the Company decreased its previously reported revenue in 2011 by $165 and increased its previously reported revenue in 2010 by $36. The Company also increased deferred revenue on the consolidated balance sheets by $3,010 as of December 31, 2011.

In addition, we chose to correct various individually insignificant items related to receivables, accruals, and plant and equipment balances. As shown in the table below, the net of these corrections increased operating expenses and decreased operating income by $184 and $163 in 2011 and 2010, respectively.

4. Revisions to Prior Period Financial Statements (continued)

The following tables set forth the correction to each of the individual affected line items in the consolidated balance sheet as of December 31, 2011, the consolidated statements of operations for the years ended December 31, 2011 and 2010, the consolidated statement of cash flows for year ended December 31, 2011 and the stockholders’ equity section of the consolidated balance sheet as of December 31, 2009.

	December 31, 2011
Balance sheet data	As Previously Reported	Correction	As presented Herein
Accounts receivable	$33,132	$123	$33,255
Other current assets	9,877	(163)	9,714
Total current assets	81,896	(40)	81,856
Property and equipment	80,593	(105)	80,488
Total assets	276,733	(145)	276,588
Deferred revenues	8,045	3,010	11,055
Accrued expenses and other current liabilities	29,055	576	29,631
Total current liabilities	372,929	3,586	376,515
Deferred rent payable	3,775	752	4,527
Total liabilities	386,427	4,338	390,765
Accumulated deficit	(250,443)	(4,483)	(254,926)
Total liabilities and equity	$276,733	$(145)	$276,588

	Year ended December 31,
	2011			2010
Statement of operations data	As Previously Reported	Correction	As presented Herein	As Previously Reported	Correction	As presented Herein
Revenues	$378,154	$(165)	$377,989	$407,704	$36	$407,740
Cost of revenues	178,500	(208)	178,292	193,860	(18)	193,842
Selling, general and administrative	132,460	537	132,997	148,917	328	149,245
Depreciation and amortization	39,653	(145)	39,508	44,085	(147)	43,938
Total operating expenses	350,613	184	350,797	386,862	163	387,025
Income from operations	27,541	(349)	27,192	20,842	(127)	20,715
Loss before provision for income taxes	(10,508)	(349)	(10,857)	(17,464)	(127)	(17,591)
Net loss	$(11,855)	$(349)	$(12,204)	$(18,752)	$(127)	$(18,879)

Statement of cash flows data	Year ended December 31,
	2011
	As Previously Reported	Correction	As Presented Herein
Cash provided by operating activities	$27,751	$156	$27,907
Cash used in investing activities	(29,644)	(156)	(29,800)

4. Revisions to Prior Period Financial Statements (continued)

	December 31, 2009
Stockholders’ equity data	As Previously Reported	Correction	As Presented Herein
Accumulated deficit	$(219,836)	$(4,007)	$(223,843)
Total stockholders’ equity	(79,146)	(4,007)	(83,153)

Financial information included in the accompanying financial statements and the notes thereto, including the selected quarterly financial data included in Note 17, reflect the effects of the corrections described in the preceding discussion and table.